Note 17 - Contingencies	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(17)	Contingencies

From time to time, the Company is involved in various claims, legal actions and regulatory reviews arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position, results of operations or liquidity.

The COVID-19 pandemic has had a significant impact on businesses and individuals in the United States and globally. Actions taken by governments and private industry to limit the spread of the disease (including its variant strains) have resulted in an unprecedented disruption of normal activities as businesses have been forced to shut down or operate on a limited basis. The Company is obligated and continues to operate during the COVID-19 pandemic because the Company’s workforce is classified a “Defense Industrial Base Essential Critical Infrastructure Workforce” under guidelines from the U.S. Department of Defense and an “Essential Critical Infrastructure Workforce” under guidelines by the U.S. Department of Homeland Security, Cybersecurity and Infrastructure Security Agency (CISA).

In response to the continued uncertainty of the impact of COVID-19, the Company continues to maintain certain protocols at each of its facilities including: limiting business travel and face-to-face meetings, having a portion of its non-manufacturing employees work remotely, and implementing strict social distancing, symptom self-assessments and mask protocols within its facilities.

The extent to which the COVID-19 pandemic will affect the Company in the future will depend on ongoing developments, which are highly uncertain and cannot be reasonably predicted, including, but not limited to, the duration and severity of the outbreak, the timing and extent of the easing of restrictions on businesses and individuals, the timing of recovery in certain of the Company’s markets, the potential for a resurgence of the virus (including its variant strains), as well as a variety of other unknowable factors. The longer the various impacts of COVID-19 persist, the greater the potential negative financial effects on the Company.